15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Details 2) - AUD ($)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Summarised statement of financial position
Cash and cash equivalents	$ 173,343	[1]	$ 195,601	[1]	$ 387,840	$ 1,400,538
Non-current assets - written to NIL during the financial year	0		0
Current liabilities	173,170		204,605
Net (liabilities)/assets	6,930		(4,926)
Associate
Summarised statement of comprehensive income
(Loss) from operations	(35,914,990)		(194,886)
The Groups share of (loss)/profit from operations	0		0
Summarised statement of financial position
Cash and cash equivalents	11,374		16,496
Other current assets	52,490		85,209
Non-current assets - written to NIL during the financial year	0		37,852,240
Current liabilities	(24,340,686)		(21,967,251)
Non-current financial liabilities	0		0
Net (liabilities)/assets	$ (24,276,822)		$ 15,986,694

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.